Note 22 - Non-current Allowances and Provisions - Deducted From Non-current Receivables (Details) - Non-current allowance for receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Values at the beginning of the year		$ (641)
Translation differences		110
Used		531
Values at the end of the year